Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities

	As of December 31,
	2012	2013
	RMB	RMB

Accrued salaries and welfare	10,031	19,740
Accrued advertising expenses	2,386	2,371
Accrued network support expenses	551	1,908
Business and other tax payable	2,800	3,304
Professional and other service fees	3,661	6,556
Deposits received from matchmaking service agencies	—	2,850
Others	4,029	5,616
Balance as at 31 December	23,458	42,345
Less: Current portion	23,458	39,615
Non-current portion	—	2,730